Consolidated Statements of Changes in Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings Unrestricted [Member]	Retained Earnings Statutory Reserve [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Mar. 31, 2020	$ 25,346	$ 61,050	$ (3,233,122)	$ 23,514	$ 56,488	$ (3,066,724)
Beginnning balance, shares at Mar. 31, 2020	25,346,004
Issuance of common stocks for cash	$ 1,347	6,733,653				6,735,000
Issuance of common stocks for cash, shares	1,347,000
Appropriation of Statutory reserve and release of Statutory Reserve with disposition of subsidiaries		20,630	(10,937)	(9,693)
Foreign currency translation					(159,605)	(159,605)
Net loss for the year			(3,590,169)			(3,590,169)
Ending balance, value at Mar. 31, 2021	$ 26,693	6,815,333	(6,834,228)	13,821	(103,117)	(81,498)
Ending balance, shares at Mar. 31, 2021	26,693,004
Foreign currency translation					(67,867)	(67,867)
Net loss for the year			77,998			77,998
Ending balance, value at Mar. 31, 2022	$ 26,693	$ 6,815,333	$ (6,756,230)	$ 13,821	$ (170,894)	$ (71,367)
Ending balance, shares at Mar. 31, 2022	26,693,004